Stockholders' Deficit (Details 4) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Loss on settlement of accounts payable			$ 0	$ 2,542,073	$ 2,123,129	$ 433,400
Loss on settlement of debt (Note 5)					1,739,329	0
Total loss on settlement	$ 0	$ 627,384	$ 2,941,826	$ 2,542,073	$ 3,862,458	$ 433,400